Principal Amount and Unamortized Discount and Debt Issuance Costs (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Debt Disclosure [Abstract]
Principal amount	¥ 41,163	$ 5,797	¥ 46,983
Unamortized discount and debt issuance costs	(144)	(20)	(186)
Long-term Debt, Total	¥ 41,019	$ 5,777	¥ 46,797